Share based compensation (Narrative) (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥) $ / shares shares	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2014 CNY (¥) shares
Share based compensation
Share options granted | shares		0	745,000	500,000
Vesting period		4 years
Unamortized compensation costs related to unvested awards not yet recognized	¥ 15,450	¥ 15,450
Weighted average recognition period for unamortized share-based compensation cost		11 months 12 days
Income tax benefit recognized		¥ 0	¥ 0	¥ 0
Tax deduction claimed		0	0	0
Compensation cost capitalized		¥ 0	0	0
2011 Global Share Plan
Share based compensation
Option exercise prices per ordinary share, minimum (USD per share) | $ / shares	¥ 0.00
Option exercise prices per ordinary share, maximum (USD per share) | $ / shares	¥ 15.00
Number of ordinary shares have been reserved to be issued | shares	10,401,229	10,401,229
2014 Share Incentive Plan
Share based compensation
Annual increase percentage of outstanding share capital	1.50%	1.50%
Class A ordinary shares | 2014 Share Incentive Plan
Share based compensation
Number of ordinary shares have been reserved to be issued | shares	6,300,000	6,300,000
First anniversary of the date of grant | 2011 Global Share Plan
Share based compensation
Vesting percentage		0.25%
Vesting period		1 year
Each month thereafter the first First anniversary of the date of grant | 2011 Global Share Plan
Share based compensation
Vesting percentage		0.02083%
Vesting percentage each month		48 months
Share options
Share based compensation
Vesting period		4 years
Share-based compensation expenses		¥ 28,655	¥ 38,416	¥ 37,725